UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21265

                                                 Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of May 31, 2018 is set forth below.

Schedule of Investments(a)

Invesco BRIC ETF (EEB)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 8.2%
11,463	500.com Ltd., Class A ADR (China)(b)	$218,943
13,100	Bright Scholar Education Holdings Ltd. ADR (China)(b)	234,228
11,108	China Lodging Group Ltd. ADR (China)	488,863
29,691	Ctrip.com International Ltd. ADR (China)(b)	1,338,767
50,715	JD.Com, Inc., Class A ADR (China)(b)	1,784,154
76,741	Mahindra & Mahindra Ltd. GDR (India)(c)	993,796
23,909	TAL Education Group ADR (China)(b)	1,015,176
17,820	Tarena International, Inc., Class A ADR (China)	171,250
19,217	Tata Motors Ltd. ADR (India)(b)	401,251
28,407	Tuniu Corp., Class A ADR (China)(b)	192,316
35,122	Vipshop Holdings Ltd., Class A ADR (China)(b)	410,225

		7,248,969

	Consumer Staples - 3.8%
293,687	Ambev SA ADR (Brazil)	1,544,794
60,906	BRF SA ADR (Brazil)(b)	352,037
17,337	Cia Brasileira de Distribuicao ADR (Brazil)	366,157
34,907	Lenta Ltd. GDR (Russia)(b)(c)	198,970
28,758	Magnit PJSC GDR (Russia)(c)	578,323
10,689	X5 Retail Group NV GDR (Russia)(c)	303,568

		3,343,849

	Energy - 19.8%
1,864,075	China Petroleum & Chemical Corp. (Sinopec), H-Shares (China)	1,822,690
1,147,353	CNOOC Ltd. (China)	1,930,746
8,734	Gazprom Neft PJSC ADR (Russia)	223,154
439,854	Gazprom PJSC ADR (Russia)	1,997,817
31,760	LUKOIL PJSC ADR (Russia)	2,119,662
7,351	Novatek PJSC GDR (Russia)(c)	1,059,279
1,655,032	PetroChina Co. Ltd., H-Shares (China)	1,369,321
107,485	Petroleo Brasileiro SA ADR (Brazil)	1,274,772
98,739	Reliance Industries Ltd. GDR (India)(c)	2,616,583
107,214	Rosneft Oil Co. PJSC GDR (Russia)(c)	654,005
91,401	Surgutneftegas OJSC ADR (Russia)	406,734
19,894	Tatneft PJSC ADR (Russia)	1,273,216
39,984	TMK PJSC GDR (Russia)(c)	215,914
36,737	Ultrapar Participacoes SA ADR (Brazil)	493,011

		17,456,904

	Financials - 16.0%
28,518	Axis Bank Ltd. GDR (India)(c)	1,126,461
70,439	Banco Bradesco SA ADR (Brazil)	496,595
40,514	Banco Santander Brasil SA ADR (Brazil)	362,600
536,694	China Life Insurance Co. Ltd., H-Shares (China)	1,498,390
26,647	HDFC Bank Ltd. ADR (India)	2,835,774
123,136	ICICI Bank Ltd. ADR (India)	1,033,111
194,848	Itau Unibanco Holding SA (Preference Shares) ADR (Brazil)	2,250,494
11,654	Jupai Holdings Ltd. ADR (China)	276,433
13,902	Qudian, Inc. ADR (China)(b)	114,691
161,462	Sberbank of Russia PJSC ADR (Russia)	2,321,824
26,889	State Bank of India GDR (India)(c)	1,054,049

9,726	Tcs Group Holding PLC GDR (Russia)(c)	$198,410
240,395	VTB Bank PJSC GDR (Russia)(c)	381,507
5,447	Yirendai Ltd. ADR (China)	127,787

		14,078,126

	Health Care - 1.3%
4,335	Beigene Ltd. ADR (China)(b)	867,520
8,863	Dr Reddy’s Laboratories Ltd. ADR (India)	252,507

		1,120,027

	Industrials - 5.1%
7,218	Azul SA ADR (Brazil)(b)	154,321
20,228	Best, Inc. ADR (China)(b)	242,534
278,889	China Eastern Airlines Corp. Ltd., H-Shares (China)	221,855
221,981	China Southern Airlines Co. Ltd., H-Shares (China)	219,600
18,315	eHi Car Services Ltd., Class A ADR (China)(b)	242,674
17,279	Embraer SA ADR (Brazil)	415,733
18,528	Globaltrans Investment PLC GDR (Russia)(c)	185,280
19,346	GOL Linhas Aereas Inteligentes SA ADR (Brazil)(b)	136,389
346,321	Guangshen Railway Co. Ltd., H-Shares (China)	200,001
86,586	Larsen & Toubro Ltd. GDR (India)(c)	1,736,049
21,078	Novorossiysk Commercial Sea Port PJSC GDR (Russia)(c)	163,354
25,887	ZTO Express Cayman, Inc. ADR (China)	533,013

		4,450,803

	Information Technology - 26.7%
28,156	21Vianet Group, Inc., Class A ADR (China)(b)	232,850
8,202	58.com, Inc., Class A ADR (China)(b)	666,166
46,269	Alibaba Group Holding Ltd. ADR (China)(b)	9,161,725
5,500	Autohome, Inc., Class A ADR (China)	619,960
15,460	Baidu, Inc. ADR (China)(b)	3,749,978
5,046	Baozun, Inc. ADR (China)(b)	309,370
7,752	Bitauto Holdings Ltd. ADR (China)(b)	193,257
7,741	Changyou.com Ltd., Class A ADR (China)	144,989
15,286	Cheetah Mobile, Inc., Class A ADR (China)(b)	200,705
5,628	Daqo New Energy Corp. ADR (China)(b)	324,511
48,947	Fang Holdings Ltd. ADR (China)(b)	248,161
8,748	GDS Holdings Ltd. ADR (China)(b)	330,762
124,574	Infosys Ltd. ADR (India)	2,266,001
30,177	JA Solar Holdings Co. Ltd. ADR (China)(b)	218,481
12,367	JinkoSolar Holding Co. Ltd. ADR (China)(b)	217,907
10,710	Mail.Ru Group Ltd. GDR (Russia)(b)(c)	303,736
7,266	Momo, Inc., Class A ADR (China)(b)	333,655
5,279	NetEase, Inc. ADR (China)	1,205,301
12,866	Qiwi PLC ADR (Russia)	209,458
332,884	Semiconductor Manufacturing International Corp. (China)(b)	435,406
23,007	Sogou, Inc. ADR (China)(b)	219,257
4,675	Weibo Corp., Class A ADR (China)(b)	476,429
101,379	Wipro Ltd. ADR (India)	466,343
5,690	WNS (Holdings) Ltd. ADR (India)(b)	290,987
16,847	Xunlei Ltd. ADR (China)(b)	208,397
4,118	YY, Inc., Class A ADR (China)(b)	479,871

		23,513,663

	Materials - 9.2%
445,361	Aluminum Corp. of China Ltd., H-Shares (China)(b)	234,486
10,375	Braskem SA ADR (Brazil)	248,481

Schedule of Investments(a)

81,579	Cia Siderurgica Nacional SA ADR (Brazil)(b)	$164,790
17,849	En+ Group PLC GDR (Russia)(c)(d)	86,746
22,533	Fibria Celulose SA ADR (Brazil)	416,860
87,937	Gerdau SA (Preference Shares) ADR (Brazil)	345,592
20,932	Magnitogorsk Iron & Steel Works PJSC GDR (Russia)(c)	213,506
46,497	Mechel PJSC ADR (Russia)(b)	160,880
54,001	MMC Norilsk Nickel PJSC ADR (Russia)	957,438
10,704	Novolipetsk Steel PJSC GDR (Russia)(c)	281,515
14,008	PhosAgro PJSC GDR (Russia)(c)	186,306
5,372	Polyus PJSC GDR (Russia)(c)	163,846
19,198	Severstal PJSC GDR (Russia)(c)	305,248
404,457	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares (China)	298,542
61,262	Tata Steel Ltd. GDR (India)(c)	519,502
215,241	Vale SA ADR (Brazil)	2,927,278
36,814	Vedanta Ltd. ADR (India)	541,166

		8,052,182

	Real Estate - 0.5%
71,040	Etalon Group PLC GDR (Russia)(c)	209,568
68,949	LSR Group PJSC GDR (Russia)(c)	190,989

		400,557

	Telecommunication Services - 7.2%
335,705	China Mobile Ltd. (China)	2,995,780
1,294,460	China Telecom Corp. Ltd., H-Shares (China)	603,982
546,883	China Unicom Hong Kong Ltd. (China)	743,200
20,584	MegaFon PJSC GDR (Russia)(c)	181,551
47,352	Mobile TeleSystems PJSC ADR (Russia)	453,632
31,387	Rostelecom OJSC ADR (Russia)	203,074
52,472	Sistema PJSFC GDR (Russia)(c)	177,250
37,814	Telefonica Brasil SA ADR (Brazil)	455,659
16,533	Tim Participacoes SA ADR (Brazil)	295,941
82,182	Veon Ltd. ADR (Netherlands)	196,415

		6,306,484

	Utilities - 2.2%
31,573	Centrais Eletricas Brasileiras SA ADR (Brazil)(b)	124,714
34,614	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	237,798
108,779	Cia Energetica de Minas Gerais ADR (Brazil)	218,646
28,701	Cia Paranaense de Energia ADR (Brazil)	179,668
13,526	GAIL India Ltd. GDR (India)(c)	435,537
467,139	Huaneng Power International, Inc., H-Shares (China)	360,888
11,422	Reliance Infrastructure Ltd. GDR (India)(c)	209,023
173,721	RusHydro PJSC ADR (Russia)	187,966

		1,954,240

	Total Investments in Securities (Cost $80,057,398)-100.0%	87,925,804
	Other assets less liabilities-0.0%	5,095

	Net Assets-100.0%	$87,930,899

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $14,929,871, which represented 16.98% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.

This Fund has holdings greater than 10% of net assets in the following countries:

China	46.3%
Russia	19.1%
India	19.1%
Brazil	15.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Raymond James SB-1 Equity ETF (RYJ)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 11.3%
29,767	Aaron’s, Inc.	$1,184,131
15,598	Best Buy Co., Inc.	1,064,564
4,582	Charter Communications, Inc., Class A(b)	1,196,085
37,630	Comcast Corp., Class A	1,173,303
66,959	Core-Mark Holding Co., Inc.	1,307,040
49,547	Ethan Allen Interiors, Inc.	1,161,877
14,553	Hilton Worldwide Holdings, Inc.	1,174,573
28,683	Leggett & Platt, Inc.	1,184,608
23,365	Lennar Corp., Class A	1,208,905
28,284	Malibu Boats, Inc., Class A(b)	1,212,818
51,208	MarineMax, Inc.(b)	1,200,828
39,745	MCBC Holdings, Inc.(b)	1,172,080
5,659	Mohawk Industries, Inc.(b)	1,154,662
4,422	O’Reilly Automotive, Inc.(b)	1,191,331
119,620	Rent-A-Center, Inc.	1,135,194
32,267	Service Corp. International	1,183,876
24,089	Tempur Sealy International, Inc.(b)	1,111,226
136,766	Wideopenwest, Inc.(b)	1,210,379

		21,227,480

	Consumer Staples - 0.6%
14,452	Walmart, Inc.	1,192,868

	Energy - 22.6%
27,286	Andeavor Logistics LP	1,170,569
65,698	Antero Midstream GP LP	1,264,686
41,769	Antero Midstream Partners LP	1,263,512
43,760	Carrizo Oil & Gas, Inc.(b)	1,105,378
7,936	Concho Resources, Inc.(b)	1,089,692
17,762	Continental Resources, Inc.(b)	1,196,093
70,427	Dawson Geophysical Co.(b)	500,032
23,205	Delek US Holdings, Inc.	1,294,375
43,249	Enterprise Products Partners LP	1,249,896
72,334	Green Plains Partners LP	1,258,612
22,451	Halliburton Co.	1,116,713
85,708	Hi-Crush Partners LP	1,165,629
30,725	Kimbell Royalty Partners LP	666,732
76,428	Kinder Morgan, Inc.	1,274,819
159,860	Kosmos Energy Ltd. (Ghana)(b)	1,242,112
55,768	Marathon Oil Corp.	1,195,108
15,489	Marathon Petroleum Corp.	1,224,096
33,162	Mplx LP	1,190,847
147,147	Nabors Industries Ltd.	1,099,188
40,508	Newfield Exploration Co.(b)	1,184,454
112,048	Newpark Resources, Inc.(b)	1,215,721
94,166	Oasis Petroleum, Inc.(b)	1,226,983
37,911	Parsley Energy, Inc., Class A(b)	1,117,616
52,940	Patterson-UTI Energy, Inc.	1,094,799
5,820	Pioneer Natural Resources Co.	1,123,842
49,148	Plains All American Pipeline LP	1,154,978
49,168	Plains GP Holdings LP, Class A	1,208,058
62,250	Propetro Holding Corp.(b)	1,012,808
90,068	QEP Resources, Inc.(b)	1,088,922
93,947	SRC Energy, Inc.(b)	1,215,674
98,414	Superior Energy Services, Inc.(b)	1,075,665
25,063	Targa Resources Corp.	1,218,814

53,101	Unit Corp.(b)	$1,159,726
36,898	Viper Energy Partners LP	1,202,137
22,950	Whiting Petroleum Corp.(b)	1,203,039
45,108	Wildhorse Resource Development Corp.(b)	1,211,601
60,971	YPF SA ADR (Argentina)	1,107,233

		42,390,159

	Financials - 18.5%
26,695	Aflac, Inc.	1,202,877
12,823	Allstate Corp. (The)	1,198,694
19,683	Argo Group International Holdings Ltd.	1,195,742
105,926	Bancorp, Inc. (The)(b)	1,199,082
21,160	Bank of New York Mellon Corp. (The)	1,158,510
25,078	Bank of The Ozarks	1,192,208
99,986	BGC Partners, Inc., Class A	1,145,840
21,311	Chemical Financial Corp.	1,195,973
44,737	ConnectOne Bancorp, Inc.	1,174,346
18,703	E*TRADE Financial Corp.(b)	1,184,835
89,408	F.N.B. Corp.	1,184,656
54,757	Federated National Holding Co.	1,246,269
86,618	Fidus Investment Corp.	1,249,898
62,568	First Horizon National Corp.	1,160,011
58,158	Goldman Sachs BDC, Inc.	1,191,658
67,290	Granite Point Mortgage Trust, Inc. REIT	1,230,734
23,197	Hancock Whitney Corp.	1,165,649
15,540	Kemper Corp.	1,203,573
79,358	Ladder Capital Corp., Class A REIT	1,231,636
11,043	Meta Financial Group, Inc.	1,249,516
11,262	Northern Trust Corp.	1,154,580
57,528	Old Republic International Corp.	1,206,938
22,411	PacWest Bancorp	1,189,128
18,929	Preferred Bank	1,205,777
19,807	Progressive Corp. (The)	1,229,817
3,792	SVB Financial Group(b)	1,183,597
29,543	Union Bankshares Corp.	1,214,217
7,848	Willis Towers Watson PLC	1,186,225
12,519	Wintrust Financial Corp.	1,153,125

		34,685,111

	Health Care - 12.0%
28,819	Acadia Healthcare Co., Inc.(b)	1,158,236
19,135	ANI Pharmaceuticals, Inc.(b)	1,211,054
482,736	Antares Pharma, Inc.(b)	1,259,941
5,339	Becton, Dickinson and Co.	1,183,069
39,847	Boston Scientific Corp.(b)	1,210,950
268,422	Cidara Therapeutics, Inc.(b)	1,503,163
18,646	CVS Health Corp.	1,181,970
17,981	DaVita, Inc.(b)	1,201,850
28,213	Envision Healthcare Corp.(b)	1,209,774
44,428	Flexion Therapeutics, Inc.(b)	1,204,443
4,410	ICU Medical, Inc.(b)	1,283,531
30,880	Mylan NV(b)	1,187,645
92,876	RadNet, Inc.(b)	1,179,525
7,489	Sage Therapeutics, Inc.(b)	1,143,495
47,763	Sol-Gel Technologies Ltd. (Israel)(b)	463,301
4,582	Teleflex, Inc.	1,224,127
450,672	Teligent, Inc.(b)	1,257,375
87,865	TG Therapeutics, Inc.(b)	1,177,391
4,928	UnitedHealth Group, Inc.	1,190,161

		22,431,001

	Industrials - 9.1%
21,079	Alaska Air Group, Inc.	1,281,814
30,112	Beacon Roofing Supply, Inc.(b)	1,261,693
50,573	Casella Waste Systems, Inc., Class A(b)	1,192,511
77,055	Covanta Holding Corp.	1,255,996
22,714	Fastenal Co.	1,209,066
83,652	Foundation Building Materials, Inc.(b)	1,284,058
15,682	Genesee & Wyoming, Inc., Class A(b)	1,224,921
11,164	Kansas City Southern	1,196,223

Schedule of Investmentsa(a)

59,001	Knoll, Inc.	$1,191,820
4,343	Roper Technologies, Inc.	1,197,756
20,878	SkyWest, Inc.	1,190,046
32,682	Spirit Airlines, Inc.(b)	1,199,103
8,418	Union Pacific Corp.	1,201,754
16,058	Waste Connections, Inc.	1,234,539

		17,121,300

	Information Technology - 16.5%
6,180	Alibaba Group Holding Ltd. ADR (China)(b)	1,223,702
36,231	Applied Optoelectronics, Inc.(b)	1,694,524
46,686	ARRIS International PLC(b)	1,180,222
16,254	Arrow Electronics, Inc.(b)	1,204,746
31,037	Avnet, Inc.	1,183,130
5,109	Broadcom, Inc.	1,287,826
7,393	CACI International, Inc., Class A(b)	1,232,043
31,897	eBay, Inc.(b)	1,203,155
24,233	EchoStar Corp., Class A(b)	1,139,920
22,105	Envestnet, Inc.(b)	1,169,354
6,620	Facebook, Inc., Class A(b)	1,269,584
22,389	FLIR Systems, Inc.	1,206,767
28,503	Instructure, Inc.(b)	1,225,629
112,877	Internap Corp.(b)	1,223,587
20,406	Itron, Inc.(b)	1,165,183
19,541	Lumentum Holdings, Inc.(b)	1,148,034
12,513	Microsoft Corp.	1,236,785
9,412	Monolithic Power Systems, Inc.	1,240,596
166,847	Pandora Media, Inc.(b)	1,204,635
16,415	RingCentral, Inc., Class A(b)	1,243,436
9,599	salesforce.com, inc.(b)	1,241,439
7,123	ServiceNow, Inc.(b)	1,265,116
8,130	Spotify Technology SA(b)	1,282,182
24,437	SS&C Technologies Holdings, Inc.	1,244,088
11,113	SYNNEX Corp.	1,187,091

		30,902,774

	Real Estate - 5.9%
61,776	American Homes 4 Rent, Class A REIT	1,230,578
25,588	CBRE Group, Inc., Class A(b)	1,181,910
23,188	CyrusOne, Inc. REIT	1,284,151
3,142	Equinix, Inc. REIT	1,246,903
55,717	Invitation Homes, Inc. REIT	1,226,331
80,824	Landmark Infrastructure Partners LP	1,079,000
70,168	Retail Opportunity Investments Corp. REIT	1,271,444
60,975	Uniti Group, Inc. REIT(b)	1,278,646
33,193	Weyerhaeuser Co. REIT	1,239,095

		11,038,058

	Telecommunication Services - 2.8%
109,144	Consolidated Communications Holdings, Inc.	1,223,504
104,173	Iridium Communications, Inc.(b)	1,583,430
126,300	ORBCOMM, Inc.(b)	1,220,058
21,355	T-Mobile US, Inc.(b)	1,189,473

		5,216,465

	Utilities - 0.7%
86,927	AquaVenture Holdings Ltd.(b)	1,266,526

	Total Investments in Securities (Cost $160,500,213) - 100.0%	187,471,742
	Other assets less liabilities - 0.0%	68,704

	Net Assets - 100.0%	$187,540,446

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Wilshire US REIT ETF (WREI)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Diversified REITs - 4.0%
904	American Assets Trust, Inc.	$32,860
1,931	Empire State Realty Trust, Inc., Class A	32,750
5,055	Forest City Realty Trust, Inc., Class A	102,970
2,313	Investors Real Estate Trust	12,883
2,816	Liberty Property Trust	124,495
519	PS Business Parks, Inc.	63,609
1,476	Washington Real Estate Investment Trust	42,332
2,026	WP Carey, Inc.	136,168

		548,067

	Health Care REITs - 11.0%
8,913	HCP, Inc.	213,645
2,376	Healthcare Realty Trust, Inc.	64,722
3,894	Healthcare Trust of America, Inc., Class A	99,920
786	National Health Investors, Inc.	58,022
3,798	Omega Healthcare Investors, Inc.	116,409
3,396	Sabra Health Care REIT, Inc.	70,399
4,486	Senior Housing Properties Trust	79,223
245	Universal Health Realty Income Trust	15,232
6,784	Ventas, Inc.	370,813
7,080	Welltower, Inc.	408,162

		1,496,547

	Hotel & Resort REITs - 7.4%
4,362	Apple Hospitality REIT, Inc.	83,009
1,646	Ashford Hospitality Trust, Inc.	12,131
577	Braemar Hotels & Resorts, Inc.	6,347
868	Chatham Lodging Trust	18,046
1,154	Chesapeake Lodging Trust	37,193
3,843	DiamondRock Hospitality Co.	48,921
751	Hersha Hospitality Trust	15,974
3,104	Hospitality Properties Trust	89,861
13,984	Host Hotels & Resorts, Inc.	302,474
2,135	LaSalle Hotel Properties	73,230
1,317	Pebblebrook Hotel Trust	53,760
3,324	RLJ Lodging Trust	77,782
973	Ryman Hospitality Properties, Inc.	81,615
2,002	Summit Hotel Properties, Inc.	30,611
4,284	Sunstone Hotel Investors, Inc.	74,499

		1,005,453

	Industrial REITs - 9.2%
1,788	DCT Industrial Trust, Inc.	116,452
6,780	Duke Realty Corp.	190,654
658	EastGroup Properties, Inc.	61,345
2,267	First Industrial Realty Trust, Inc.	74,652
381	Industrial Logistics Properties Trust	8,108
1,491	Monmouth Real Estate Investment Corp.	23,036
10,148	Prologis, Inc.	653,024
1,387	Rexford Industrial Realty, Inc.	43,371
1,842	STAG Industrial, Inc., Class A	49,071
1,044	Terreno Realty Corp.	39,787

		1,259,500

	Office REITs - 15.5%
1,921	Alexandria Real Estate Equities, Inc.	239,971
2,940	Boston Properties, Inc.	358,004
3,366	Brandywine Realty Trust	54,731

2,279	Columbia Property Trust, Inc.	$50,411
1,909	Corporate Office Properties Trust	53,261
7,924	Cousins Properties, Inc.	74,644
3,240	Douglas Emmett, Inc.	124,708
839	Easterly Government Properties, Inc.	16,990
2,347	Equity Commonwealth(b)	73,015
2,058	Franklin Street Properties Corp.	15,929
1,845	Government Properties Income Trust	26,808
1,972	Highwoods Properties, Inc.	94,321
2,991	Hudson Pacific Properties, Inc.	105,881
2,256	JBG SMITH Properties	83,224
1,884	Kilroy Realty Corp.	143,467
1,726	Mack-Cali Realty Corp.	34,123
322	New York REIT, Inc.	5,841
1,060	NorthStar Realty Europe Corp.	14,851
4,077	Paramount Group, Inc.	61,236
2,571	Piedmont Office Realty Trust, Inc., Class A	49,415
1,714	SL Green Realty Corp.	167,149
918	Tier REIT, Inc.	20,159
3,605	Vornado Realty Trust	251,305

		2,119,444

	Residential REITs - 18.5%
2,607	American Campus Communities, Inc.	104,541
5,426	American Homes 4 Rent, Class A	108,086
3,006	Apartment Investment & Management Co., Class A	122,735
2,630	AvalonBay Communities, Inc.	435,370
1,761	Camden Property Trust	154,968
1,449	Education Realty Trust, Inc.	52,946
1,685	Equity LifeStyle Properties, Inc.	153,167
7,011	Equity Residential	448,634
1,258	Essex Property Trust, Inc.	300,700
4,432	Invitation Homes, Inc.	97,548
2,159	Mid-America Apartment Communities, Inc.	201,996
347	NexPoint Residential Trust, Inc.	9,619
1,516	Sun Communities, Inc.	146,567
5,111	UDR, Inc.	186,398

		2,523,275

	Retail REITs - 17.6%
1,606	Acadia Realty Trust	41,354
51	Alexander’s, Inc.	19,763
5,831	Brixmor Property Group, Inc.	92,596
3,284	CBL & Associates Properties, Inc.	16,617
1,753	Cedar Realty Trust, Inc.	7,696
3,106	Ddr Corp.	47,180
1,390	Federal Realty Investment Trust	165,257
10,352	GGP, Inc.	209,939
8,061	Kimco Realty Corp.	124,623
1,605	Kite Realty Group Trust	25,182
2,052	Macerich Co. (The)	114,153
1,341	Pennsylvania Real Estate Investment Trust	14,764
1,523	Ramco-Gershenson Properties Trust	18,733
2,901	Regency Centers Corp.	168,490
2,106	Retail Opportunity Investments Corp.	38,161
4,176	Retail Properties of America, Inc., Class A	51,198
238	Saul Centers, Inc.	11,795
6,098	Simon Property Group, Inc.	977,022
1,805	Tanger Factory Outlet Centers, Inc.	38,789
1,160	Taubman Centers, Inc.	63,324
2,063	Urban Edge Properties	45,118
756	Urstadt Biddle Properties, Inc., Class A	16,519
3,565	Washington Prime Group, Inc.	25,918
2,444	Weingarten Realty Investors	71,658

		2,405,849

Schedule of Investments(a)

	Specialized REITs - 16.8%
646	CoreSite Realty Corp.	$68,579
3,459	CubeSmart	105,499
1,821	CyrusOne, Inc.	100,847
3,913	Digital Realty Trust, Inc.	420,569
1,509	Equinix, Inc.	598,847
2,392	Extra Space Storage, Inc.	230,230
878	Life Storage, Inc.	81,233
948	National Storage Affiliates Trust	26,658
2,952	Public Storage	625,352
728	QTS Realty Trust, Inc., Class A	27,467

		2,285,281

	Total Common Stocks & Other Equity Interests (Cost $14,639,976)	13,643,416

	Money Market Fund - 0.0%
2,358	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.65%(c)
	(Cost $2,358)	2,358

	Total Investments in Securities (Cost $14,642,334)-100.0%	13,645,774
	Other assets less liabilities-0.0%	2,261

	Net Assets - 100.0%	$13,648,035

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of May 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco BRIC ETF
Investments in Securities
Common Stocks & Other Equity Interests	$87,839,058	$—	$86,746	$87,925,804

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Invesco Exchange-Traded Fund Trust

By (Signature and Title)     /s/ Daniel E. Draper

Daniel E. Draper

President

Date 7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Daniel E. Draper

Daniel E. Draper

President

Date 7/30/2018

By (Signature and Title)     /s/ Steven Hill

Steven Hill

Treasurer

Date 7/30/2018